Organization - Financial information for the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	¥ 22,421,189		¥ 5,768,186	¥ 14,160,322	$ 3,436,198
Restricted cash	52,422,447		27,577,671	16,379,364	8,034,091
Receivables from online payment	729,548		1,050,974		111,808
Short-term investments	64,551,094		35,288,827		9,892,888
Amounts due from related parties (i)	4,240,069		2,365,528		649,819
Prepayments and other current assets	5,159,531		950,277		790,733
Total current assets	149,523,878		73,001,463		22,915,537
Non-current assets
Property, equipment and software, net	202,853		41,273		31,089
Right-of-use assets	629,827		517,188		96,525
Other non-current assets	7,275,305		503,120		1,114,989
Total non-current assets	9,384,736		3,055,873		1,438,274
Total Assets	158,908,614		76,057,336		24,353,811
Current liabilities
Amounts due to related parties	3,385,863		1,502,892		518,906
Payable to merchants	53,833,981		29,926,488		8,250,419
Accrued expenses and other liabilities	11,193,372		4,877,062		1,715,461
Merchant deposits	10,926,319		7,840,912		1,674,532
Short-term borrowings	1,866,316		898,748		286,025
Current portion of lease liabilities	253,036		115,734		38,779
Total current liabilities	83,882,077		45,767,806		12,855,492
Non-Current portion of Lease liabilities	414,939		428,593		63,592
Total non-current liabilities	14,850,649		5,642,664		2,275,961
Total liabilities	98,732,726		51,410,470		15,131,453
Consolidated statement of income (loss)
Net revenues	59,491,865	$ 9,117,527	30,141,886	13,119,990
Net (loss)/income	(7,179,742)	(1,100,344)	(6,967,603)	(10,217,125)
Consolidated statement of cashflows
Net cash generated from operating activities	28,196,627	4,321,323	14,820,976	7,767,927
Net cash used in investing activities	(38,357,901)	(5,878,606)	(28,319,678)	(7,548,509)
Net cash provided by financing activities	51,798,996	7,938,543	15,854,731	17,344,357
Net increase in cash, cash equivalents and restricted cash	41,497,779	$ 6,359,813	2,806,171	18,110,685
Restricted cash	52,422,447		27,577,671	¥ 16,379,364	8,034,091
Consolidated VIE
Current liabilities
Amounts due to related parties	3,385,863		1,502,892		518,906
Payable to merchants	53,417,259		29,657,227		8,186,553
Accrued expenses and other liabilities	6,999,827		3,420,728		1,072,770
Merchant deposits	10,926,319		7,840,912		1,674,532
Short-term borrowings	1,866,316		898,748		286,025
Current portion of lease liabilities	134,131		90,523		20,556
Non-Current portion of Lease liabilities	¥ 366,834		¥ 382,673		56,220
Consolidated VIE | Consolidated revenues
Financial information for the VIE
Concentration (as a percent)	65.10%	65.10%	58.50%	77.30%
Consolidated VIE | Consolidated total assets
Financial information for the VIE
Concentration (as a percent)	48.20%	48.20%	54.10%
Consolidated VIE | Consolidated total liabilities
Financial information for the VIE
Concentration (as a percent)	80.50%	80.50%	86.40%
Reportable legal entity | Consolidated VIE
Current assets
Cash and cash equivalents	¥ 3,593,192		¥ 2,816,894		550,681
Restricted cash	52,148,852		27,528,793		7,992,161
Receivables from online payment	726,063		1,050,974		111,274
Short-term investments	7,026,442		6,560,665		1,076,849
Amounts due from related parties (i)	3,999,612		2,360,267		612,967
Amounts due from Group companies	9,932,418		3,337,273		1,522,210
Prepayments and other current assets	4,062,849		295,377		622,659
Total current assets	81,489,428		43,950,243		12,488,801
Non-current assets
Property, equipment and software, net	186,403		27,719		28,568
Right-of-use assets	468,387		452,883		71,783
Other non-current assets	4,380,476		60,306		671,337
Total non-current assets	5,035,266		540,908		771,688
Total Assets	86,524,694		44,491,151		13,260,489
Current liabilities
Amounts due to Group companies	9,759,506		5,393,858		1,495,710
Amounts due to related parties	3,385,863		1,502,892		518,906
Customer advances and deferred revenues	2,422,907		605,969		371,327
Payable to merchants	53,417,259		29,657,227		8,186,553
Accrued expenses and other liabilities	6,999,827		3,420,728		1,072,770
Merchant deposits	10,926,319		7,840,912		1,674,532
Short-term borrowings	1,866,316		898,748		286,025
Current portion of lease liabilities	134,131		90,523		20,556
Total current liabilities	88,912,128		49,410,857		13,626,379
Non-Current portion of Lease liabilities	366,834		382,673		56,220
Total non-current liabilities	366,834		382,673		56,220
Total liabilities	89,278,962		49,793,530		13,682,599
Consolidated statement of income (loss)
Net revenues	51,351,861	$ 7,870,017	19,875,332	¥ 10,435,289
Net (loss)/income	2,552,665	391,213	(3,611,656)	(1,552,789)
Consolidated statement of cashflows
Net cash generated from operating activities	29,379,799	4,502,651	11,139,572	8,984,498
Net cash used in investing activities	(11,802,074)	(1,808,747)	(5,249,046)	(1,147,101)
Net cash provided by financing activities	7,818,632	1,198,258	4,546,481	507,767
Net increase in cash, cash equivalents and restricted cash	25,396,357	3,892,162	10,437,007	8,345,164
Restricted cash	52,148,852		27,528,793		$ 7,992,161
Reportable legal entity | Group companies | Consolidated VIE
Consolidated statement of income (loss)
Net revenues	12,602,673	1,931,444	2,244,429	298,415
Reportable legal entity | External | Consolidated VIE
Consolidated statement of income (loss)
Net revenues	¥ 38,749,188	$ 5,938,573	¥ 17,630,903	¥ 10,136,874